Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Services Portfolio
November 30, 2025
MED-NPRT3-0126
1.810676.121
Common Stocks - 98.9%
	Shares	Value ($)
UNITED STATES - 98.9%
Health Care - 98.9%
Health Care Providers & Services - 97.7%
Acadia Healthcare Co Inc (a)(b)	302,799	5,208,143
Addus HomeCare Corp (a)(b)	82,161	9,875,752
agilon health Inc (b)	2,824,470	1,839,012
Alignment Healthcare Inc (b)	908,392	17,450,210
Astrana Health Inc (a)(b)	185,190	4,266,778
Billiontoone Inc Class A (b)	700	91,126
BrightSpring Health Services Inc (b)	452,700	16,369,632
Cardinal Health Inc	197,986	42,024,508
Cencora Inc	117,468	43,337,469
Centene Corp (b)	84,784	3,335,403
Chemed Corp	52,500	23,057,475
Cigna Group/The	240,272	66,622,620
CVS Health Corp	1,046,670	84,110,401
Elevance Health Inc	77,861	26,337,262
Encompass Health Corp	167,900	19,513,338
GeneDx Holdings Corp Class A (b)	17,500	2,921,625
Guardant Health Inc (b)	141,766	15,370,270
HCA Healthcare Inc	86,267	43,848,653
HealthEquity Inc (a)(b)	134,287	14,124,307
Henry Schein Inc (b)	27,800	2,073,046
Hims & Hers Health Inc Class A (a)(b)	20,646	820,885
Hinge Health Inc Class A (b)	46,000	2,249,860
Humana Inc	126,465	31,081,303
Labcorp Holdings Inc	58,030	15,597,303
LifeStance Health Group Inc (b)	2,032,868	13,213,642
McKesson Corp	102,400	90,226,688
Molina Healthcare Inc (b)	135,800	20,133,708
NeoGenomics Inc (b)	149,300	1,806,530
Option Care Health Inc (b)	463,000	14,399,300
PACS Group Inc (b)	54,400	1,817,504
Pediatrix Medical Group Inc (a)(b)	436,000	10,503,240
Privia Health Group Inc (b)	665,483	16,217,821
Quest Diagnostics Inc	68,159	12,894,320
Surgery Partners Inc (a)(b)	545,057	9,304,123
Tenet Healthcare Corp (b)	140,000	30,357,600
UnitedHealth Group Inc	526,762	173,710,305
US Physical Therapy Inc (a)	74,508	5,502,416
		891,613,578
Health Care Technology - 1.2%
Waystar Holding Corp (b)	286,800	10,585,788
TOTAL HEALTH CARE		902,199,366

TOTAL COMMON STOCKS (Cost $522,031,940)		902,199,366

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.5%
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(e)	69,639	204,739
Health Care Technology - 0.5%
Aledade Inc Series B1 (b)(c)(e)	52,232	1,750,294
Aledade Inc Series E1 (b)(c)(e)	40,149	1,345,393
Aledade Inc Series F (b)(c)(e)	59,859	2,005,875
		5,101,562
TOTAL HEALTH CARE		5,306,301

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,197,753)		5,306,301

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.02	6,828,163	6,829,528
Fidelity Securities Lending Cash Central Fund (f)(g)	4.02	12,912,839	12,914,131
TOTAL MONEY MARKET FUNDS (Cost $19,743,659)			19,743,659

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $550,973,352)	927,249,326
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(14,724,336)
NET ASSETS - 100.0%	912,524,990

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,306,301 or 0.6% of net assets.

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $14,647,018.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	2,000,000

Aledade Inc Series E1	5/20/2022	1,999,998

Aledade Inc Series F	6/7/2023	2,999,984

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	1,998,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,773,554	103,512,614	98,456,543	77,443	(97)	-	6,829,528	6,828,163	0.0%
Fidelity Securities Lending Cash Central Fund	14,351,080	205,947,570	207,386,093	29,669	1,574	-	12,914,131	12,912,839	0.0%
Total	16,124,634	309,460,184	305,842,636	107,112	1,477	-	19,743,659

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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